Loans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Sale of the Stage 3 impaired loan		$ 11.6
Sale of the Stage 2 impaired loan		13.2
Write-off against reserves		$ 56.1
At fixed interest rates
Disclosure of detailed information about financial instruments [line items]
Percentage of loan portfolio at fixed interest rate maturing in not more than one hundred and eight days	71.00%	41.00%
Annual interest rate | Minimum of the year
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	0.53%	0.43%
Annual interest rate | Maximum of the year
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	10.23%	9.70%